Fair values of financial instruments carried at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	267,638	92,418	6,097	366,153	236,593	71,574	6,675	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	46,436	61,267	25,360	133,063	39,331	56,694	19,744	115,769
Derivatives	1,798	233,759	2,183	237,740	1,859	264,629	2,149	268,637
Financial investments	300,795	81,522	2,805	385,122	258,371	78,088	2,734	339,193
Liabilities
Trading liabilities	46,579	25,476	67	72,122	42,038	23,160	784	65,982
Financial liabilities designated at fair value	1,370	146,353	10,733	158,456	2,152	127,458	9,117	138,727
Derivatives	1,853	232,559	3,442	237,854	1,088	260,518	2,842	264,448
There were no material transfers between Level 1 and Level 2 during the reporting period.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	26	87	—	113	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,327	24	—	6,351	2,967	9,018	2,575	14,560
Derivatives	—	9	5	14	—	36	—	36
Financial investments	157	44	—	201	2,651	5,345	504	8,500
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	1,345	—	—	1,345	—	130	—	130
Derivatives	—	13	3	16	—	19	—	19

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	595	1	20,364	—	20,960	—	1	—	1
Structured notes	—	—	—	—	—	—	10,617	—	10,617
Other derivatives	—	—	—	2,183	2,183	—	—	3,442	3,442
Bonds	2,111	3,356	2,008	—	7,475	41	—	—	41
Loans	21	1,667	1,565	—	3,253	11	—	—	11
Other portfolios	78	1,073	1,423	—	2,574	15	115	—	130
At 31 Dec 2025	2,805	6,097	25,360	2,183	36,445	67	10,733	3,442	14,242
Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Bonds	1,978	2,173	758	—	4,909	27	—	—	27
Loans	22	2,383	1,277	—	3,682	3	—	—	3
Other portfolios	182	2,118	1	—	2,301	754	3	—	757
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains/(losses) recognised in profit or loss	4	154	1,487	1,291	(4)	919	2,210
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	154	—	1,291	(4)	919	2,210
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	1,478	—	—	—	—
– other income/(losses)	4	—	9	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	255	236	84	150	21	608	174
Purchases[2]	2,100	4,151	4,673	—	83	—	—
New issuances	—	181	—	—	—	8,542	—
Sales	(195)	(2,679)	(389)	—	(19)	—	—
Settlements	(347)	(1,814)	(1,727)	(1,073)	(331)	(5,352)	(1,632)
Transfers out	(2,008)	(2,018)	(1,312)	(901)	(498)	(5,282)	(831)
Transfers in3	262	1,211	2,800	567	31	2,181	679
At 31 Dec 2025	2,805	6,097	25,360	2,183	67	10,733	3,442
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2025	—	309	309	1,320	(19)	(1,034)	(2,304)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	309	—	1,320	(19)	—	(2,304)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	302	—	—	—	—
– other income/(losses)	—	—	7	—	—	(1,034)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains/(losses) recognised in profit or loss	(9)	280	896	1,037	18	496	1,268
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	280	—	1,037	18	496	1,268
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	684	—	—	—	—
– other income/(losses)	(9)	—	212	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(78)	(115)	(39)	(36)	(18)	(45)	(53)
Purchases	1,670	4,170	6,261	—	924	—	—
New issuances	—	—	—	—	—	6,521	—
Sales	(97)	(1,477)	(649)	—	(295)	—	—
Settlements	(1,011)	(967)	(6,476)	(897)	(307)	(4,750)	(568)
Transfers out	(438)	(429)	(278)	(777)	(29)	(6,048)	(1,346)
Transfers in	79	907	241	753	13	2,015	972
At 31 Dec 2024	2,734	6,675	19,744	2,149	784	9,117	2,842
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2024	—	(150)	11	(1,377)	(6)	(94)	(1,343)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(150)	—	(1,377)	(6)	—	(1,343)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(38)	—	—	—	—
– other income/(losses)	—	—	49	—	—	(94)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Purchases were predominantly due to the growth of the Insurance business over the period.
3Includes $2.3bn of transfers in representing enhancements to the application of the levelling methodology, primarily impacting the Insurance business.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	$m	$m	$m	$m	$m	$m
Recurring fair value measurement
Assets at 31 Dec
Trading assets	—	—	—	709	—	709
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	67,217	67,217	—	61,286	61,286
Derivatives	—	1,942	1,942	—	3,054	3,054
Liabilities at 31 Dec
Financial liabilities designated at fair value	—	52,907	52,907	—	41,582	41,582
Derivatives	—	3,451	3,451	—	5,340	5,340

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2025
Assets
Loans and advances to banks	108,462	—	107,906	546	108,452
Loans and advances to customers[1]	988,399	—	14,363	966,429	980,792
Reverse repurchase agreements – non-trading	298,392	—	298,545	—	298,545
Financial investments – at amortised cost	182,089	148,925	31,475	1,283	181,683
Liabilities
Deposits by banks	97,952	—	97,981	—	97,981
Customer accounts	1,786,828	—	1,787,070	—	1,787,070
Repurchase agreements – non-trading	204,974	—	204,966	—	204,966
Debt securities in issue	99,675	—	99,530	1,490	101,020
Subordinated liabilities	28,406	—	31,617	—	31,617

At 31 Dec 2024
Assets
Loans and advances to banks	102,039	—	101,007	1,048	102,055
Loans and advances to customers	930,658	—	11,435	906,208	917,643
Reverse repurchase agreements – non-trading	252,549	—	252,598	—	252,598
Financial investments – at amortised cost	153,973	120,843	29,493	724	151,060
Liabilities
Deposits by banks	73,997	—	74,025	—	74,025
Customer accounts	1,654,955	—	1,655,151	—	1,655,151
Repurchase agreements – non-trading	180,880	—	180,873	—	180,873
Debt securities in issue	105,785	—	105,689	954	106,643
Subordinated liabilities	25,958	—	28,262	—	28,262
1Includes loans and advances to customers with observable inputs and short maturities.

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2025
Assets
Loans and advances to banks	45	—	45	—	45
Loans and advances to customers	3,493	—	1,303	2,190	3,493
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	93	84	9	—	93
Liabilities
Deposits by banks	131	—	131	—	131
Customer accounts	16,173	—	16,173	—	16,173
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	495	—	495	—	495
Subordinated liabilities	—	—	—	—	—

At 31 Dec 2024
Assets
Loans and advances to banks	144	—	144	—	144
Loans and advances to customers	977	—	11	966	977
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	5,399	—	5,399	—	5,399
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	—	—	—	—	—
Subordinated liabilities	—	—	—	—	—

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2025		2024
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	40,500	41,288	37,677	38,359
Financial investments – at amortised cost	15,470	15,470	10,328	10,335
Liabilities at 31 Dec
Debt securities in issue	69,024	70,533	64,320	65,123
Subordinated liabilities	26,114	29,073	23,548	25,911
1Fair values (other than Financial investments which are Level 1) were determined using valuation techniques with observable inputs (Level 2).

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	267,638	92,418	6,097	366,153	236,593	71,574	6,675	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	46,436	61,267	25,360	133,063	39,331	56,694	19,744	115,769
Derivatives	1,798	233,759	2,183	237,740	1,859	264,629	2,149	268,637
Financial investments	300,795	81,522	2,805	385,122	258,371	78,088	2,734	339,193
Liabilities
Trading liabilities	46,579	25,476	67	72,122	42,038	23,160	784	65,982
Financial liabilities designated at fair value	1,370	146,353	10,733	158,456	2,152	127,458	9,117	138,727
Derivatives	1,853	232,559	3,442	237,854	1,088	260,518	2,842	264,448
There were no material transfers between Level 1 and Level 2 during the reporting period.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	26	87	—	113	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,327	24	—	6,351	2,967	9,018	2,575	14,560
Derivatives	—	9	5	14	—	36	—	36
Financial investments	157	44	—	201	2,651	5,345	504	8,500
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	1,345	—	—	1,345	—	130	—	130
Derivatives	—	13	3	16	—	19	—	19

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	595	1	20,364	—	20,960	—	1	—	1
Structured notes	—	—	—	—	—	—	10,617	—	10,617
Other derivatives	—	—	—	2,183	2,183	—	—	3,442	3,442
Bonds	2,111	3,356	2,008	—	7,475	41	—	—	41
Loans	21	1,667	1,565	—	3,253	11	—	—	11
Other portfolios	78	1,073	1,423	—	2,574	15	115	—	130
At 31 Dec 2025	2,805	6,097	25,360	2,183	36,445	67	10,733	3,442	14,242
Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Bonds	1,978	2,173	758	—	4,909	27	—	—	27
Loans	22	2,383	1,277	—	3,682	3	—	—	3
Other portfolios	182	2,118	1	—	2,301	754	3	—	757
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains/(losses) recognised in profit or loss	4	154	1,487	1,291	(4)	919	2,210
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	154	—	1,291	(4)	919	2,210
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	1,478	—	—	—	—
– other income/(losses)	4	—	9	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	255	236	84	150	21	608	174
Purchases[2]	2,100	4,151	4,673	—	83	—	—
New issuances	—	181	—	—	—	8,542	—
Sales	(195)	(2,679)	(389)	—	(19)	—	—
Settlements	(347)	(1,814)	(1,727)	(1,073)	(331)	(5,352)	(1,632)
Transfers out	(2,008)	(2,018)	(1,312)	(901)	(498)	(5,282)	(831)
Transfers in3	262	1,211	2,800	567	31	2,181	679
At 31 Dec 2025	2,805	6,097	25,360	2,183	67	10,733	3,442
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2025	—	309	309	1,320	(19)	(1,034)	(2,304)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	309	—	1,320	(19)	—	(2,304)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	302	—	—	—	—
– other income/(losses)	—	—	7	—	—	(1,034)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains/(losses) recognised in profit or loss	(9)	280	896	1,037	18	496	1,268
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	280	—	1,037	18	496	1,268
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	684	—	—	—	—
– other income/(losses)	(9)	—	212	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(78)	(115)	(39)	(36)	(18)	(45)	(53)
Purchases	1,670	4,170	6,261	—	924	—	—
New issuances	—	—	—	—	—	6,521	—
Sales	(97)	(1,477)	(649)	—	(295)	—	—
Settlements	(1,011)	(967)	(6,476)	(897)	(307)	(4,750)	(568)
Transfers out	(438)	(429)	(278)	(777)	(29)	(6,048)	(1,346)
Transfers in	79	907	241	753	13	2,015	972
At 31 Dec 2024	2,734	6,675	19,744	2,149	784	9,117	2,842
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2024	—	(150)	11	(1,377)	(6)	(94)	(1,343)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(150)	—	(1,377)	(6)	—	(1,343)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(38)	—	—	—	—
– other income/(losses)	—	—	49	—	—	(94)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Purchases were predominantly due to the growth of the Insurance business over the period.
3Includes $2.3bn of transfers in representing enhancements to the application of the levelling methodology, primarily impacting the Insurance business.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	$m	$m	$m	$m	$m	$m
Recurring fair value measurement
Assets at 31 Dec
Trading assets	—	—	—	709	—	709
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	67,217	67,217	—	61,286	61,286
Derivatives	—	1,942	1,942	—	3,054	3,054
Liabilities at 31 Dec
Financial liabilities designated at fair value	—	52,907	52,907	—	41,582	41,582
Derivatives	—	3,451	3,451	—	5,340	5,340

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2025
Assets
Loans and advances to banks	108,462	—	107,906	546	108,452
Loans and advances to customers[1]	988,399	—	14,363	966,429	980,792
Reverse repurchase agreements – non-trading	298,392	—	298,545	—	298,545
Financial investments – at amortised cost	182,089	148,925	31,475	1,283	181,683
Liabilities
Deposits by banks	97,952	—	97,981	—	97,981
Customer accounts	1,786,828	—	1,787,070	—	1,787,070
Repurchase agreements – non-trading	204,974	—	204,966	—	204,966
Debt securities in issue	99,675	—	99,530	1,490	101,020
Subordinated liabilities	28,406	—	31,617	—	31,617

At 31 Dec 2024
Assets
Loans and advances to banks	102,039	—	101,007	1,048	102,055
Loans and advances to customers	930,658	—	11,435	906,208	917,643
Reverse repurchase agreements – non-trading	252,549	—	252,598	—	252,598
Financial investments – at amortised cost	153,973	120,843	29,493	724	151,060
Liabilities
Deposits by banks	73,997	—	74,025	—	74,025
Customer accounts	1,654,955	—	1,655,151	—	1,655,151
Repurchase agreements – non-trading	180,880	—	180,873	—	180,873
Debt securities in issue	105,785	—	105,689	954	106,643
Subordinated liabilities	25,958	—	28,262	—	28,262
1Includes loans and advances to customers with observable inputs and short maturities.

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2025
Assets
Loans and advances to banks	45	—	45	—	45
Loans and advances to customers	3,493	—	1,303	2,190	3,493
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	93	84	9	—	93
Liabilities
Deposits by banks	131	—	131	—	131
Customer accounts	16,173	—	16,173	—	16,173
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	495	—	495	—	495
Subordinated liabilities	—	—	—	—	—

At 31 Dec 2024
Assets
Loans and advances to banks	144	—	144	—	144
Loans and advances to customers	977	—	11	966	977
Reverse repurchase agreements – non-trading	—	—	—	—	—
Financial investments – at amortised cost	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	5,399	—	5,399	—	5,399
Repurchase agreements – non-trading	—	—	—	—	—
Debt securities in issue	—	—	—	—	—
Subordinated liabilities	—	—	—	—	—

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2025		2024
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	40,500	41,288	37,677	38,359
Financial investments – at amortised cost	15,470	15,470	10,328	10,335
Liabilities at 31 Dec
Debt securities in issue	69,024	70,533	64,320	65,123
Subordinated liabilities	26,114	29,073	23,548	25,911
1Fair values (other than Financial investments which are Level 1) were determined using valuation techniques with observable inputs (Level 2).

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of fair values to reasonably possible alternative assumptions
	2025				2024
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	483	(295)	—	—	481	(313)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,750	(1,434)	—	—	1,434	(1,141)	—	—
Financial investments	—	—	49	(49)	21	(21)	47	(50)
At 31 Dec	2,233	(1,729)	49	(49)	1,936	(1,475)	47	(50)
1‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these instruments are risk-managed.
Disclosure of significant unobservable inputs used in fair value measurement of assets	The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2025.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2025		2024
	Assets	Liabilities	Key valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	20,960	1	Price – Net asset value	Current Value/Cost	0	75	0	291
Structured notes	—	10,617
– equity-linked notes	—	7,773	Model – Option model	Equity volatility	5%	132%	6%	70%
			Model – Option model	Equity correlation	10%	100%	15%	100%
– Foreign exchange-linked notes	—	862	Model – Option model	Foreign exchange volatility	3%	56%	3%	35%
– other structured notes	—	1,982
Derivatives	2,183	3,442
– interest rate derivatives	745	966
securitisation swaps	98	358	Model - Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	4	3	Model – Option model	Interest rate volatility	5%	20%	9%	30%
other interest rate derivatives	643	605
– Foreign exchange derivatives	678	640
Foreign exchange options	320	299	Model – Option model	Foreign exchange volatility	0%	22%	1%	26%
other foreign exchange derivatives	358	341
– equity derivatives	584	1,315
long-dated single stock options	110	476	Model – Option model	Equity volatility	5%	100%	6%	118%
other equity derivatives	474	839
– credit derivatives	146	498
total return swaps	56	345	Market proxy	Price	68	102	0	104
other credit derivatives	90	153
– other derivatives	30	23
Bonds	7,475	41	Market proxy	Price	0	3,342	0	140
Loans	3,253	11	Market proxy	Price	0	112	0	103
Other portfolios[2]	2,574	130
At 31 Dec 2025	36,445	14,242
1‘Private equity including strategic investments’ includes private equity, private credit and private equity fund, primarily held as part of our Insurance business and for strategic investments.
2‘Other portfolios’ includes a range of smaller asset holdings.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities	The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2025.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2025		2024
	Assets	Liabilities	Key valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	20,960	1	Price – Net asset value	Current Value/Cost	0	75	0	291
Structured notes	—	10,617
– equity-linked notes	—	7,773	Model – Option model	Equity volatility	5%	132%	6%	70%
			Model – Option model	Equity correlation	10%	100%	15%	100%
– Foreign exchange-linked notes	—	862	Model – Option model	Foreign exchange volatility	3%	56%	3%	35%
– other structured notes	—	1,982
Derivatives	2,183	3,442
– interest rate derivatives	745	966
securitisation swaps	98	358	Model - Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	4	3	Model – Option model	Interest rate volatility	5%	20%	9%	30%
other interest rate derivatives	643	605
– Foreign exchange derivatives	678	640
Foreign exchange options	320	299	Model – Option model	Foreign exchange volatility	0%	22%	1%	26%
other foreign exchange derivatives	358	341
– equity derivatives	584	1,315
long-dated single stock options	110	476	Model – Option model	Equity volatility	5%	100%	6%	118%
other equity derivatives	474	839
– credit derivatives	146	498
total return swaps	56	345	Market proxy	Price	68	102	0	104
other credit derivatives	90	153
– other derivatives	30	23
Bonds	7,475	41	Market proxy	Price	0	3,342	0	140
Loans	3,253	11	Market proxy	Price	0	112	0	103
Other portfolios[2]	2,574	130
At 31 Dec 2025	36,445	14,242
1‘Private equity including strategic investments’ includes private equity, private credit and private equity fund, primarily held as part of our Insurance business and for strategic investments.
2‘Other portfolios’ includes a range of smaller asset holdings.